Employee benefits - Pension and other post-employment benefits - Maturity Profile of Defined Benefit Pension Plan Obligation (Detail) $ in Millions	12 Months Ended
Oct. 31, 2025 CAD ($) Participants
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	74,272
Actual benefit payments 2025	$ 716
Benefits expected to be paid 2026	777
Benefits expected to be paid 2027	803
Benefits expected to be paid 2028	824
Benefits expected to be paid 2029	844
Benefits expected to be paid 2030	866
Benefits expected to be paid 2031-2035	$ 4,548
Weighted average duration of defined benefit payments	13 years
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	68,421
Actual benefit payments 2025	$ 680
Benefits expected to be paid 2026	740
Benefits expected to be paid 2027	767
Benefits expected to be paid 2028	789
Benefits expected to be paid 2029	807
Benefits expected to be paid 2030	827
Benefits expected to be paid 2031-2035	$ 4,348
Weighted average duration of defined benefit payments	13 years
Foreign countries [member]
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	5,851
Actual benefit payments 2025	$ 36
Benefits expected to be paid 2026	37
Benefits expected to be paid 2027	36
Benefits expected to be paid 2028	35
Benefits expected to be paid 2029	37
Benefits expected to be paid 2030	39
Benefits expected to be paid 2031-2035	$ 200
Weighted average duration of defined benefit payments	13 years 2 months 12 days